Operating Segments (Tables)	3 Months Ended
Mar. 31, 2025
Segment Reporting [Abstract]
Schedule of Segment Reporting Information

The information below summarizes revenue and Segment Adjusted EBITDA for the three months ended March 31, 2025:

	Merchant Solutions	Digital Wallets	Total
Total external revenue	$212,974	$182,507	$395,481
Interest Revenue	459	5,060	5,519
Intersegment revenue (1)	4,353	—	4,353
	$217,786	$187,567	$405,353
Elimination of intersegment revenue (1)			$(4,353)
Total consolidated revenues			$401,000
Less:
Cost of services (excluding depreciation and amortization) (1)	$125,063	$53,471
Selling, general and administrative (2)	$63,277	$51,552
Segment Adjusted EBITDA	$29,446	$82,544	$111,990

The information below summarizes revenue and Segment Adjusted EBITDA for the three months ended March 31, 2024:

	Merchant Solutions	Digital Wallets	Total
Total external revenue	$226,667	$181,596	$408,263
Interest revenue	618	8,857	9,475
Intersegment revenue (1)	4,113	4	4,117
	$231,398	$190,457	$421,855
Elimination of intersegment revenue (1)			$(4,117)
Total consolidated revenues			$417,738
Less:
Cost of services (excluding depreciation and amortization) (1)	$121,494	$52,996
Selling, general and administrative (2)	$60,726	$54,187
Segment Adjusted EBITDA	$49,178	$83,274	$132,452

Reconciliation Of Adjusted EBITDA From Segments

A reconciliation of total segments Adjusted EBITDA to the Company’s income before taxes is as follows:

	For the three months ended March 31,
	2025	2024
Segments Adjusted EBITDA	$111,990	$132,452
Unallocated corporate costs (3)	(16,820)	(20,536)
Depreciation and amortization	(68,269)	(68,310)
Share-based compensation	(8,141)	(9,359)
Restructuring and other costs	(7,785)	(452)
Impairment expense on goodwill and other assets	(1,282)	(653)
Other income, net	823	12,355
Gain / (loss) on disposal of subsidiaries and other assets, net	626	(177)
Interest expense, net	(33,673)	(34,965)
(Loss) / income before taxes	$(22,531)	$10,355

(1)
Intersegment revenue and related eliminations are primarily for credit card transactions and deposits between segments
(2)
Selling, general and administrative excludes share-based compensation costs which are not included in our definition of Adjusted EBITDA.
(3)
Corporate consists of corporate overhead and unallocated shared costs of people and other resources consumed in activities that provide a benefit across the Company. These costs are presented within "Selling, General and Administrative" expense in the unaudited condensed consolidated statements of comprehensive loss.